DEBT - Cequel Credit Facilities (Details) - USD ($)				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 15, 2017	Oct. 25, 2016	Oct. 12, 2012	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Oct. 11, 2016	Jun. 12, 2015
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount			$ 480,000,000
Credit facility				$ 5,376,902,000			$ 5,376,902,000			$ 3,444,790,000
Loss on extinguishment of debt and write-off of deferred financing costs	$ 18,976,000			38,858,000	$ 0		600,240,000	$ 19,948,000		$ 127,649,000
Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate			2.50%
LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate										1.00%
Term Loan
Line of Credit Facility [Line Items]
Deferred financing costs											$ 7,249,000
Term Loan | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate						2.25%
Cequel Term Loan Facility
Line of Credit Facility [Line Items]
Line of credit facility, periodic payment amount									$ 8,150,000
Cequel Term Loan Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Termination of Line of credit facility										$ 500,000,000
Cequel Term Loan Facility | Term Loan
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount	1,265,000,000			1,265,000,000			1,265,000,000			815,400,000
Line of credit facility, increase in borrowing capacity	450,000,000
Credit facility	812,963,000			1,253,110,000			$ 1,253,110,000			$ 812,903,000
Line of credit facility periodic payment, percentage of principal							0.25%			1.00%
Line of credit facility, periodic payment amount							$ 3,163,000
Loss on extinguishment of debt and write-off of deferred financing costs	$ 28,684,000
Cequel Term Loan Facility | Term Loan | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate							1.25%			2.25%
Cequel Term Loan Facility | Term Loan | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate										3.25%
Cequel Term Loan Facility | Term Loan | Senior Notes
Line of Credit Facility [Line Items]
Credit facility				1,261,838,000			$ 1,261,838,000
Cequel Revolving Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount				350,000,000			350,000,000			$ 290,000,000
Additional amount of line of credit										60,000,000
Line of credit facility, increase in borrowing capacity										350,000,000
Credit facility				$ 0			$ 0			$ 0
Commitment fee on undrawn amounts										0.50%
Cequel Revolving Credit Facility | Revolving Credit Facility | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate							2.25%			2.25%
Cequel Revolving Credit Facility | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate										3.25%
Cequel Credit Facilities
Line of Credit Facility [Line Items]
Percentage of proceeds from asset sales required to pay down term loans							100.00%
Percentage of excess cash flow required when minimum leverage ratio is not met							50.00%
Percentage of excess cash flow required to pay down term loans when minimum leverage ratio is fulfilled							0.00%
Minimum debt leverage ratio required for zero percent of excess cash flow obligation to prepay debt							4.5
Leverage maintenance covenant							5.0			5.0
6.375% Senior Notes due September 15, 2020 | Senior Notes
Line of Credit Facility [Line Items]
Stated interest rate	6.375%			6.375%			6.375%			6.375%
7.75% Senior Notes due July 15, 2025 | Senior Notes
Line of Credit Facility [Line Items]
Stated interest rate				7.75%			7.75%			7.75%		7.75%
Basis spread on variable rate		25.00%
Proceeds from credit facility debt		$ 815,000,000
Repayment of outstanding term loan		809,327,000
Loss on extinguishment of debt and write-off of deferred financing costs		4,807,000
Deferred financing costs		$ 2,092,000
7.75% Senior Notes due July 15, 2025 | Senior Notes | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.75%